Related Party Transactions - Shipbuilding and Site Supervision Services Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Aggregate shipbuilding and site supervision costs	$ 424,868	$ 237,647
Affiliated Entity [Member] | Liquefied Natural Gas [Member] | Newbuildings [Member]
Related Party Transaction [Line Items]
Shipbuilding and site supervision costs	$ 4,300	3,100	$ 200
Number of vessels | Vessel	11
Affiliated Entity [Member] | Liquefied Natural Gas [Member] | Newbuildings [Member] | Teekay Corporation Subsidiaries [Member]
Related Party Transaction [Line Items]
Aggregate shipbuilding and site supervision costs	$ 7,600	$ 3,300